Debt - Schedule of maturities of long-term debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Disclosure [Abstract]
2025	$ 26,913
2026	26,064
2027	27,539
2028	29,563
2029	31,525
Thereafter	586,286
Total	727,890	$ 453,608
Deferred finance charges	(14,003)	(14,112)
Total debt, net of deferred finance charges	$ 713,887	$ 439,496